Deferred Income and Contract Liabilities - Summary of Deferred income and Contract Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accruals and deferred income including contract liabilities [abstract]
Deferred revenues	$ 113,171	$ 112,161
Other deferred income	208	0
Total deferred income and contract liabilities	$ 113,379	$ 112,161